REVENUE	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
REVENUE	REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

Marketing

Performance marketing. Performance marketing revenue consists of (i) Cost Per Acquisition (“CPA”) revenue from arrangements where we are paid exclusively by a single cash payment for each referred player, (ii) revenue share arrangements where we are paid exclusively by a share of the customer’s net gambling revenue ("NGR") from the referred players, (iii) hybrid revenue from arrangements where we are paid by both a CPA commission and a revenue share commission from the referred players and (iv) ticketing revenue from fees and commissions from ticket reservations for recreational and leisure events.

Within performance marketing arrangements, the Company considers each referred player and each ticket reservation to represent a separate performance obligation.
The performance obligation of referral arrangements is satisfied at the point in time when the referral is accepted by the relevant online gambling operator. Revenue share fees for each referred player are considered variable consideration and are only recognized to the extent it is probable that no significant reversal of cumulative revenue recognized for the referral will occur when the ultimate fees are known.

CPA fees for each referred player are recognized when earned upon acceptance of the referral by the online gambling operator.

Fees generated by each customer during a particular month are typically paid to us within 30-45 days after the invoice date.

The Company acts as an agent in ticketing arrangements as it does not control the underlying event. The revenue is recognized on a net basis, calculated as the proceeds collected from a customer less the cost of the ticket sold. Ticketing revenue is recognized at a point in time when the sale is made as the Company’s performance obligation is to facilitate and process the transaction and issue the ticket.

Advertising and other. Advertising and other revenue includes revenue from arrangements not based on the referred players and includes advertising on our platform and onboarding fees. Revenue is recognized on a straight-line basis over the term of the contract.

Data

Subscription. Data revenue consists of consumer and enterprise subscription revenue from data, data analytics and data syndication services. For subscription revenue, the Company considers each subscription to be a separate performance obligation. The Company satisfies its performance obligation, and revenue from these services is recognized, on a straight-line basis over the subscription period. The Company records deferred revenue upon execution of subscriptions when the subscription plan requires upfront payment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Marketing	26,537	29,575	55,743	60,311
Data	11,227	10,019	22,461	19,918
Total revenues	37,764	39,594	78,204	80,229

The Company presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
North America	26,324	19,111	52,848	40,099
U.K. and Ireland	6,413	11,057	14,190	22,140
Other Europe	3,577	6,638	7,914	12,576
Rest of the world	1,450	2,788	3,252	5,414
Total revenues	37,764	39,594	78,204	80,229

The Company presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Performance marketing	23,185	24,948	48,654	50,679
Subscription	11,227	10,019	22,461	19,918
Advertising & other	3,352	4,627	7,089	9,632
Total revenues	37,764	39,594	78,204	80,229
During the three months ended June 30, 2026, performance marketing revenue was generated by the following categories: cost per acquisition 43%, revenue share 21%, hybrid 31% and ticketing 5%, compared to 37%, 26%, 37% and nil, respectively, during the three months ended June 30, 2025. During the six months ended June 30, 2026, performance marketing revenue was generated by the following categories: cost per acquisition 42%, revenue share 21%, hybrid 32% and ticketing 5%, compared to 38%, 25%, 37% and nil, respectively, during the six months ended June 30, 2025.

The Company also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Casino	18,434	23,737	39,991	48,313
Sports	17,707	15,139	34,865	30,640
Other	1,623	718	3,348	1,276
Total revenues	37,764	39,594	78,204	80,229

Presentation of revenue by product type was adjusted to consistently reflect changes in revenue classification. It resulted in a reclassification from Other to Sports of $528 for the six months ended June 30, 2026.

Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2026	As of December 31, 2025
Contract assets	182	584
Contract liabilities	(4,279)	(5,100)
The contract assets primarily relate to the Company’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. Contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities primarily relate to the advances received from customers for subscriptions purchased on the RotoWire.com and OddsJam.com websites, for which revenue is recognized over time. It is expected that deferred income will be recognized as revenue over the next year.

The following table shows how much of the revenue recognized in the three and six months ended June 30, relates to brought forward contract liabilities:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Subscription	1,145	780	4,310	1,902
Customers
For the three and six months ended June 30, 2026, our top ten customers accounted for 31% and 27%, respectively, of our revenue and no single customer generated at least 10% of the Company’s total revenue for either period. For the three and six months ended June 30, 2025, our top ten customers accounted for 25% of our revenue and no single customer generated at least 10% of the Company’s total revenue for either period.